Gaming Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Electronic Gaming Machines Egms and Systems And Other Gaming Equipment Disclosure [Abstract]
Disclosure Of Electronic Gaming Machines EGMs and Systems [Table Text Block]

Gaming equipment is stated at cost. The major categories of gaming equipment and accumulated depreciation consisted of the following:

(amounts in thousands)	Useful Life (years)	June 30, 2014	December 31, 2013
	(Unaudited)
EGMs	3 – 5	$17,731	$17,587
Systems	5	1,503	1,417
Other gaming equipment	3 – 5	—	42
		19,234	19,046
Less: accumulated depreciation		(12,362)	(10,875)
		$6,872	$8,171

The major categories of gaming equipment and accumulated depreciation consisted of the following:

		December 31,

(amounts in thousands)	Useful Life (years)	2013	2012

EGMs	3 – 5	$17,587	$16,222
Systems	5	1,417	1,093
Other gaming equipment	3 – 5	42	150
		19,046	17,465
Less: accumulated depreciation		(10,875)	(7,741)
		$8,171	$9,724